Intangible Assets, Net - Amortization expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization expenses for intangible assets
2022		$ 6,808
2023		6,712
2024		6,681
2025		6,616
2026		6,606
Thereafter		92,491
Net	$ 120,949	$ 125,914	$ 132,339